Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Comstock Fund, Series II shares, Invesco Van Kampen V.I. Comstock Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Comstock Fund | Series II shares, Invesco Van Kampen V.I. Comstock Fund
Annual Total Returns
'01	(2.80%)
'02	(19.43%)
'03	30.77%
'04	17.43%
'05	4.11%
'06	16.04%
'07	(2.33%)
'08	(35.80%)
'09	28.41%
'10	15.70%